Income tax, Major Components of Income Tax Expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax (benefit) expense [Abstract]
Current income tax	$ 3,025,179	$ 3,406,827	$ 13,942
Deferred income tax	(55,155,403)	227,302,580	105,845,039
Total tax expense	$ (52,130,224)	$ 230,709,407	$ 105,858,981
Applicable tax rate	30.00%	30.00%	30.00%